Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Nov. 30, 2010 Derivative complaint item	Dec. 31, 2004 Structured finance transaction item	Dec. 31, 2007 Structured finance transaction Maximum	Dec. 31, 2012 Structured finance transaction Claim for indemnification GBP (£)
Commitments and Contingencies
Outstanding commitment amount	$ 482.5
Contingencies
Number of vessels in structured finance transaction entered by the entity			6
Number of vessels, then under construction, in structured finance transaction entered by the entity			2
Maximum indemnification percentage of resulting tax liabilities, plus tax gross-up payments in event Lloyds tax treatment of the transaction challenged by tax authorities				90.00%	90.00%
Maximum indemnification claim if the litigation of any tax assessment were not successful					72.8
Indemnification payment if the matter is resolved without litigation					£ 13.0
Number of members on board of directors named as defendants in complaint filed		7
Number of members on board of directors		8